Property, equipment and software, net	12 Months Ended
Dec. 31, 2024
Property, equipment and software, net
Property, equipment and software, net
8.	Property, equipment and software, net

Property, equipment and software consist of the following:

	As of December 31,
	2023	2024
Cost:
Mining equipment	95,215	80,965
Computers and electronic equipment	10,940	11,948
Leasehold improvements	5,772	5,051
Mechanical equipment	114	112
Software	3,283	3,688
Construction in progress	—	9,980
Motor vehicles	243	242
Land	—	120
Total cost	115,567	112,106
Less: Accumulated depreciation and amortization	(86,101)	(71,943)
Property, equipment and software, net	29,466	40,163

Depreciation and amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

	For the Years Ended December 31,
	2022	2023	2024
Cost of revenues	31,002	54,478	22,941
Research and development expenses	900	400	1,906
Sales and marketing expenses	8	36	5
General and administrative expenses	1,779	4,727	3,405
Total	33,689	59,641	28,257